EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 11 – EMPLOYEE BENEFITS

Employee benefits include retirement benefit obligations, short-term benefits and share-based payments. As for retirement benefit obligations, the Group has defined benefit plans and defined contribution plans for which it contributes to insurance policies and pension funds.

As for share-based payments, see Note 15 and as for benefits to key executives, see Note 21.

	December 31,
	2020	2019
	U.S. dollars in thousands
Presented as part of current liabilities:
Short-term employee benefits	$354	$352

Presented as part of non-current liabilities:
Recognized liability for defined benefit plan, net	$271	$260

Retirement benefit plans - defined benefit plan

1)	Movement in net liabilities for defined benefit plans:

	Year Ended December 31,
	2020	2019
	U.S. dollars in thousands
Balance at beginning of year	$260	$159
Expense recognized in the statements of operations:
Current service costs and interest costs	30	22
Recognized gains (losses) including other:
Actuarial gains (losses) carried to other comprehensive income	(19)	94
Other movements:
Movement in benefits (benefits paid), net	4	(11)
Deposits made by the Group	(4)	(4)
Balance at end of year	$271	$260

2)	Expenses recognized in the statements of operations:

	Year Ended December 31,
	2020	2019
	U.S. dollars in thousands
Current service costs	$4	$4
Interest costs, net	7	5
Transfer of profits to benefits	13	43
Total	$24	$52

3)	The principal actuarial assumptions as of the report date (based on weighted average):

	December 31,
	2020	2019	2018
	%	%	%
Discount rate at the end of the year	2.70	2.62	3.82
Future salary growth	3.00	3.00	3.00

Retirement benefit plans - defined contribution plan

The Group has defined contribution plan in respect of the Company’s liability to pay the saving component of the insurance policies and pension funds and in respect of its employees who are subject to Section 14 of the Israeli Severance Pay Law, 1963:

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Amounts recognized as expenses in respect of defined contribution plan	$1,059	$822	$716